BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES - Segment financial information of Consolidated Income Statement (Details) - ARS ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment financial information
Revenues	$ 2,065,211	$ 1,295,358	$ 5,622,561	$ 3,758,165
Employee benefit expenses and severance payments	(507,333)	(332,331)	(1,358,615)	(915,085)
Fees for services, maintenance, materials and supplies	(264,101)	(168,286)	(714,553)	(506,572)
Taxes and fees with the Regulatory Authority	(178,621)	(102,592)	(485,015)	(293,654)
Commissions and advertising	(103,915)	(76,739)	(297,533)	(204,778)
Programming and content costs	(93,759)	(75,022)	(266,780)	(212,992)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(268,356)	(188,407)	(783,678)	(541,650)
Adjusted EBITDA	649,126	351,981	1,716,387	1,083,434
Depreciation, amortization and impairment of Fixed and intangible assets	(483,338)	(400,385)	(1,364,066)	(1,223,579)
Operating income (loss)	165,788	(48,404)	352,321	(140,145)
Losses from associates and joint ventures	(2,225)	(6,392)	(4,073)	(10,783)
Financial results from borrowings	(444,833)	121,748	(679,159)	1,779,364
Other financial results, net	(12,150)	(60,120)	(6,041)	181,914
Income (loss) before income tax	(293,420)	6,832	(336,952)	1,810,350
Income tax benefit (expense)	100,939	(22,042)	64,409	(556,137)
Attributable to:
Controlling Company	(200,363)	(21,557)	(289,156)	1,236,724
Non-controlling interest	7,882	6,347	16,613	17,489
Profit (loss)	(192,481)	(15,210)	(272,543)	1,254,213
Eliminations
Segment financial information
Revenues	(30,689)	(4,954)	(82,924)	(20,537)
Fees for services, maintenance, materials and supplies	2,260	1,560	5,664	4,941
Commissions and advertising	1,778	1,126	4,691	2,673
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	26,651	2,268	72,569	12,923
ICT Services provided in Argentina - Telecom Network | Restated for inflation
Segment financial information
Revenues	1,237,787	1,207,864	3,633,868	3,467,905
Employee benefit expenses and severance payments	(301,120)	(323,950)	(868,077)	(887,165)
Fees for services, maintenance, materials and supplies	(154,362)	(157,144)	(455,823)	(469,448)
Taxes and fees with the Regulatory Authority	(104,541)	(98,786)	(304,976)	(281,925)
Commissions and advertising	(53,429)	(52,349)	(152,278)	(134,527)
Programming and content costs	(70,095)	(66,130)	(207,006)	(182,643)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(136,001)	(176,138)	(437,193)	(497,135)
Adjusted EBITDA	418,239	333,367	1,208,515	1,015,062
ICT Services provided in Argentina - Telecom Network | Amounts not adjusted for inflation
Segment financial information
Revenues	1,213,558	884,375	3,359,594	2,204,084
Employee benefit expenses and severance payments	(295,141)	(236,823)	(803,493)	(564,737)
Fees for services, maintenance, materials and supplies	(146,203)	(106,353)	(402,941)	(272,431)
Taxes and fees with the Regulatory Authority	(102,509)	(72,330)	(282,073)	(179,416)
Commissions and advertising	(52,339)	(38,332)	(141,089)	(86,687)
Programming and content costs	(68,727)	(48,423)	(191,442)	(116,779)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(124,522)	(120,298)	(382,537)	(290,773)
Adjusted EBITDA	424,117	261,816	1,156,019	693,261
ICT Services provided in Argentina - Telecom Network | Inflation restatement
Segment financial information
Revenues	24,229	323,489	274,274	1,263,821
Employee benefit expenses and severance payments	(5,979)	(87,127)	(64,584)	(322,428)
Fees for services, maintenance, materials and supplies	(8,159)	(50,791)	(52,882)	(197,017)
Taxes and fees with the Regulatory Authority	(2,032)	(26,456)	(22,903)	(102,509)
Commissions and advertising	(1,090)	(14,017)	(11,189)	(47,840)
Programming and content costs	(1,368)	(17,707)	(15,564)	(65,864)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(11,479)	(55,840)	(54,656)	(206,362)
Adjusted EBITDA	(5,878)	71,551	52,496	321,801
ICT Services provided in Argentina - TMA Network | Restated for inflation
Segment financial information
Revenues	757,556		1,784,189
Employee benefit expenses and severance payments	(196,939)		(465,035)
Fees for services, maintenance, materials and supplies	(97,269)		(226,140)
Taxes and fees with the Regulatory Authority	(69,859)		(167,904)
Commissions and advertising	(38,498)		(100,215)
Programming and content costs	(14,920)		(34,252)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(144,964)		(363,156)
Adjusted EBITDA	195,107		427,487
ICT Services provided in Argentina - TMA Network | Amounts not adjusted for inflation
Segment financial information
Revenues	746,777		1,679,463
Employee benefit expenses and severance payments	(193,156)		(440,721)
Fees for services, maintenance, materials and supplies	(96,103)		(214,278)
Taxes and fees with the Regulatory Authority	(68,401)		(158,436)
Commissions and advertising	(37,728)		(94,511)
Programming and content costs	(14,635)		(32,373)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(145,695)		(328,772)
Adjusted EBITDA	191,059		410,372
ICT Services provided in Argentina - TMA Network | Inflation restatement
Segment financial information
Revenues	10,779		104,726
Employee benefit expenses and severance payments	(3,783)		(24,314)
Fees for services, maintenance, materials and supplies	(1,166)		(11,862)
Taxes and fees with the Regulatory Authority	(1,458)		(9,468)
Commissions and advertising	(770)		(5,704)
Programming and content costs	(285)		(1,879)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	731		(34,384)
Adjusted EBITDA	4,048		17,115
Other abroad segments | Restated for inflation
Segment financial information
Revenues	100,557	92,448	287,428	310,797
Employee benefit expenses and severance payments	(9,274)	(8,381)	(25,503)	(27,920)
Fees for services, maintenance, materials and supplies	(14,730)	(12,702)	(38,254)	(42,065)
Taxes and fees with the Regulatory Authority	(4,221)	(3,806)	(12,135)	(11,729)
Commissions and advertising	(13,766)	(25,516)	(49,731)	(72,924)
Programming and content costs	(8,744)	(8,892)	(25,522)	(30,349)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(14,042)	(14,537)	(55,898)	(57,438)
Adjusted EBITDA	35,780	18,614	80,385	68,372
Other abroad segments | Amounts not adjusted for inflation
Segment financial information
Revenues	99,070	67,564	266,454	192,888
Employee benefit expenses and severance payments	(9,086)	(6,140)	(23,635)	(17,356)
Fees for services, maintenance, materials and supplies	(14,429)	(9,207)	(35,482)	(26,042)
Taxes and fees with the Regulatory Authority	(4,142)	(2,783)	(11,231)	(7,326)
Commissions and advertising	(13,480)	(18,659)	(45,502)	(46,095)
Programming and content costs	(8,570)	(9,148)	(23,612)	(18,849)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(14,212)	(10,853)	(51,693)	(35,491)
Adjusted EBITDA	35,151	10,774	75,299	41,729
Other abroad segments | Inflation restatement
Segment financial information
Revenues	1,487	24,884	20,974	117,909
Employee benefit expenses and severance payments	(188)	(2,241)	(1,868)	(10,564)
Fees for services, maintenance, materials and supplies	(301)	(3,495)	(2,772)	(16,023)
Taxes and fees with the Regulatory Authority	(79)	(1,023)	(904)	(4,403)
Commissions and advertising	(286)	(6,857)	(4,229)	(26,829)
Programming and content costs	(174)	256	(1,910)	(11,500)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	170	(3,684)	(4,205)	(21,947)
Adjusted EBITDA	$ 629	$ 7,840	$ 5,086	$ 26,643